ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of March 31, 2025 and December 31, 2024 (in thousands):

	March 31, 2025	December 31, 2024
Accounts payable and accrued expenses:
Accounts payable	$3,244	$4,753
Accrued expenses	5,269	6,309
Interest payable	71	71
Total Accounts payable and accrued expenses	$8,584	$11,133

NOTE 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accounts payable and accrued expenses:
Accounts payable	$4,753	$4,445
Accrued expenses	6,309	1,508
Interest payable	71	74
	$11,133	$6,027